Submission	Jan. 30, 2025
Submission [Line Items]
Central Index Key	0001032033
Registrant Name	SLM Corporation
Registration File Number	333-281147
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES